Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information and Statement of IFRS Compliance [Abstract]
Basis of consolidation
Basis of consolidation
Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
Transactions eliminated on consolidation
All inter-company balances, transactions and unrealized gains on transactions have been eliminated in consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Segment reporting
Segment reporting
A segment is a distinguishable component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components.
The Chief Executive Officer is determined to be the Group’s Chief Operating Decision Maker (“CODM”). The CODM assesses the performance and allocates the resources of the Group as a whole, as all of the Group’s activities are focusing on the development of pharmaceutical products for the treatment of inner ear and vestibular disorders. Financial information is only available for the Group as a whole. Therefore, management considers there is only one operating segment under the requirements of IFRS 8, Operating Segments.

Foreign currency
Foreign currency
Foreign currency transactions
Items included in the financial statements of Group entities are measured using the currency of the primary economic environment in which the entity operates. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not re-translated.
Foreign operations
Assets and liabilities of Group entities whose functional currency is other than CHF are included in the consolidation by translating the assets and liabilities into the reporting currency at the exchange rates applicable at the end of the reporting period. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transaction).
These foreign currency translation differences are recognized in Other Comprehensive Loss and presented in the foreign currency translation reserve in equity. When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

Property and equipment
Property and equipment
Property and equipment is measured at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of the items. When parts of an item of tangible assets have different useful lives, they are accounted for as separate tangible asset items (major components). Depreciation is calculated on a straight-line basis over the expected useful life of the individual asset or the shorter remaining lease term for leasehold improvements. The applicable estimated useful lives are as follows:

Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years
Leasehold improvements	5 years

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate. When an asset is reviewed for impairment, the asset’s carrying amount may be written down immediately to its recoverable amount, provided the asset’s carrying amount is greater than its estimated recoverable amount. Management assesses the recoverable amount by assessing the higher of its fair value less costs to sell or its value in use.
Cost and accumulated depreciation related to assets retired or otherwise disposed are removed from the accounts at the time of retirement or disposal and any resulting gain or loss is included in profit or loss in the period of disposition.

Intangible assets
Intangible assets
Research and development
Expenditures on the Group’s research programs are not capitalized, they are expensed when incurred.
Expenditures on the Group’s development programs are generally not capitalized except if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. For the development projects of the Group, these criteria are generally only met when regulatory approval for commercialization is obtained. Given the current stage of the development projects, no development expenditures (other than certain milestone payments) have been capitalized in 2014 and 2015. Intellectual property-related costs for patents are part of the expenditure for research and development projects. Therefore, registration costs for patents are expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Licenses, intellectual property and data rights
Intellectual property rights that are acquired by the Group are capitalized as intangible assets if they are controlled by the Group, are separately identifiable and are expected to generate future economic benefits, even if uncertainty exists as to whether the research and development will ultimately result in a marketable product. Consequently, upfront and milestone payments to third parties for the exclusive use of pharmaceutical compounds in specified areas of treatment are recognized as intangible assets.
Measurement
Intangible assets acquired that have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.
Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.
Amortization
All licenses of the Group have finite lives. Amortization will commence once the Group’s intangible assets are available for use which will be the case after regulatory approvals are obtained and the related products are available for use. Amortization of licenses is calculated on a straight line basis over the period of the expected benefit or until the license expires, whichever is shorter. The estimated useful life is 10 years or the remaining term of patent protection. The Group assesses at each statement of financial position date whether intangible assets which are not yet ready for use are impaired.

Impairment of non-financial assets
Impairment of non-financial assets
Property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). An impairment loss is recognized as the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. Impairment losses are recognized in profit or loss. Assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date. Any increase in the carrying amount of an asset will be based on the depreciated historical costs had the initial impairment not been recognized.

Financial instruments
Financial instruments
The Group classifies its financial assets in the following categories: loans and receivables and available-for-sale financial assets. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.
Recognition and derecognition of non-derivative financial assets and liabilities
The Group initially recognizes loans and receivables and debt securities issued on the date when they are originated. All other financial assets and financial liabilities are initially recognized on the trade date.
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Group is recognized as a separate asset or liability.
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired.
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Non-derivative financial assets and liabilities—measurement
Loans and receivable
These are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method, less any impairment losses.
Cash and cash equivalents
The Group considers all short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value with original maturities of three months or less at the date of the purchase to be cash equivalents.
Non-derivative financial liabilities - measurement
Non-derivative financial liabilities are initially recognized at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.
Share capital
All shares of the Company are registered shares and classified as part of shareholders’ equity. Incremental costs directly attributable to the issue of the Company’s shares, net of any tax effects, are recognized as a deduction from equity. The warrants are classified as a financial liability at fair value through profit or loss and the cost allocated to the liability component will be immediately expensed to the income statement.
The Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future.
Repurchase and reissue of ordinary shares (treasury shares)
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit (calculated as the difference between initial cost and fair value) on the transaction is presented within share premium.

Impairment of non-derivative financial assets
Impairment of non-derivative financial assets
Financial assets are assessed at each reporting date to determine whether there is objective evidence of impairment.
Objective evidence that financial assets are impaired includes:

•	default or delinquency by a debtor;

•	indications that a debtor or issuer will enter bankruptcy;

•	adverse changes in the payment status of borrowers or issuers;

•	the disappearance of an active market for a security; or

•	observable data indicating that there is measurable decrease in expected cash flows from a group of financial assets.

Financial assets measured at amortized cost
The Group considers evidence of impairment for these assets at an individual asset level. An impairment loss is calculated as the difference between an asset’s carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account. When the Group considers that there are no realistic prospects of recovery of the asset, the relevant amounts are written off. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

Derivative Financial Instruments
Derivative Financial Instruments
Derivative financial instruments are accounted at fair value and changes in fair value are shown as profit or loss. The fair value calculation of the derivative financial instruments is based on the Black-Scholes option pricing model. Assumptions are made for volatility and the risk free rate in order to estimate the fair value of the instrument.

Income tax
Income taxes
As disclosed in Note 20 the Group has significant tax losses in Switzerland. These tax losses represent potential value to the Group to the extent that the Group is able to create taxable profits in Switzerland prior to expiry of such losses. Tax losses may be used within 7 years from the year the losses arose.
The Group also has tax losses in the United States which may be used within 20 years of the end of the year in which losses arose, or for a shorter time period in accordance with prevailing state law.
Other than a tax asset in the amount of CHF 217,720, the Group has not recorded any deferred tax assets in relation to these tax losses. The key factors which have influenced management in arriving at this evaluation are the fact that the business is still in a development phase and the Group has not yet a history of making profits. Should management’s assessment of the likelihood of future taxable profits change, a deferred tax asset will be recorded. Income tax gain reflects the reassessment of deferred tax assets and liabilities booked in the 2017 fiscal year.
Income tax
Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in Other Comprehensive Income.
Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.
Deferred tax
Deferred income tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.
Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its tax assets and liabilities on a net basis.

Employee benefits
Employee benefits
The Group maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS as defined benefit pension plan.
The Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. The Company makes relevant actuarial assumptions with regard to the discount rate, future salary increases and life expectancy.
Employee benefits
The Group maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS as defined benefit pension plan. There are no pension plans for the subsidiaries in Ireland and the United States.
The Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements.
Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in Other Comprehensive Income. Past service costs, including curtailment gains or losses, are recognized immediately in general and administrative expenses within the operating results. Settlement gains or losses are recognized in general and administrative expenses within the operating results. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period or in case of any significant events between measurement dates to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.

Share-based compensation
Share-based compensation
The Company maintains various share-based payment plans in the form of stock option plans for its employees, members of the Board of Directors as well as key service providers. Stock options are granted at the Board’s discretion without any contractual or recurring obligations.
The share-based compensation plans qualify as equity settled plans. The grant-date fair value of share-based payment awards granted to employees is recognized as an expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The vesting of share options is conditional on the employee completing a period of service of three and four years respectively, from the grant date, in accordance with Stock Option Plans A and C. Under the Auris Medical Holding AG Long Term Equity Incentive Plan (the “Equity Incentive Plan” or “EIP”), 50% of granted share options granted to employees vest after a period of service of two years from the grant date and the remaining 50% vest after a period of service of three years from the grant date. Share options granted to members of the Board of Directors in 2017, 2016 and in 2015 vest after a period of one year after the grant date. Stock Option Plan B was created to provide shares for share based compensation plans; it was used in the years 2008, 2009 and 2014 and has been abolished in 2015.
The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. Share-based payments that are not subject to any further conditions are expensed immediately at grant date. In the year the options are exercised the proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.
Valuation of share options
Following the completion of our initial public offering, option pricing and values are determined based on the Black Scholes option pricing model and assumptions are made for inputs such as volatility of our stock and the risk free rate.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, where it is more likely than not that an outflow of resources will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Leases
Leases
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Earnings/(loss) per share
Earnings/(loss) per share
Basic earnings/(loss) per share are calculated by dividing the net profit/(loss) attributable to owners of the Company by the weighted average number of shares outstanding during the period. Diluted earnings/(loss) per share are calculated by dividing the net profit/(loss) attributable to the owners of the Company by the weighted average number of shares outstanding during the period adjusted for the conversion of all dilutive potential ordinary shares.

Statement of compliance
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

Basis of measurement
Basis of measurement
The consolidated financial statements are prepared on the historical cost basis, except for the revaluation to fair value of certain financial liabilities. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. The principal accounting policies adopted are set out below.
In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

Use of estimates and judgments
Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described below.

Development expenditures
Development expenditures
The project stage forms the basis for the decision as to whether costs incurred for the Group’s development projects can be capitalized. Generally clinical development expenditures are not capitalized until the Group obtains regulatory approval (i.e. approval to commercially use the product), as this is considered to be essentially the first point in time where it becomes probable that future revenues can be generated. Given the current stage of the Group’s development projects, no development expenditures have yet been capitalized. The Group has capitalized certain milestone payments with regard to license payments.
As of each reporting date, the Group estimates the level of service performed by the vendors and the associated costs incurred for the services performed. As part of the process of preparing the Group’s financial statements, the Group is required to estimate its accrued expenses. This process involves reviewing contracts, identifying services that have been performed on the Group’s behalf and estimating the level of service performed and the associated cost incurred for the service when it has not yet been invoiced or otherwise notified of the actual cost.